SCHEDULE OF DEFERRED REVENUE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Deferred revenue, beginning	$ 131,794	$ 219,068
Customer payments received attributable to contract liabilities for unearned revenue	141,126	158,711
Revenue recognized from fulfilling contract liabilities	(132,832)	(245,985)
Deferred revenue, ending	$ 140,088	$ 131,794